CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares To Be Issued [Member]	Retained Earnings [Member]	Total
Balance - December 31, 2019 at Dec. 31, 2018		$ 10,563	$ 6,493,070	$ 243,839	$ (10,801,801)	$ (4,054,329)
Balance, shares at Dec. 31, 2018		105,635,816
Shares issued upon conversion of notes payable		$ 64,028	895,262			959,290
Shares issued upon conversion of notes payable, shares		640,276,078
Issuance of Series A Preferred Stock	$ 413		589,716			590,129
Issuance of Series A Preferred Stock, shares	4,127,776
Shares issued for settlement of accounts payable to former officer		$ 1,143	29,714			30,857
Shares issued for settlement of accounts payable to former officer, shares		11,428,571
Shares issued for settlement of accounts payable		$ 54	650			704
Shares issued for settlement of accounts payable, shares		541,912
Shares issued on conversion of accrued payroll to officers		$ 1,506	39,149			40,654
Shares issued on conversion of accrued payroll to officers, shares		15,057,143
Gain on extinguishment of accrued payroll to officers recorded as contributed capital			12,046			12,046
Shares to be issued for financing cost				3,500		3,500
Shares to be issued for services		$ 250	2,750	368		3,368
Shares to be issued for services, shares		2,500,000
Shares returned by former officer		$ (456)	456
Shares returned by former officer, shares		(4,555,918)				4,555,918
Warrants issued for notes amendment			36,533			$ 36,533
Net income (loss)					(1,400,098)	(1,400,098)
December 31, 2020 at Dec. 31, 2019	$ 413	$ 77,088	8,099,346	247,707	(12,201,899)	(3,777,345)
Balance, shares at Dec. 31, 2019	4,127,776	770,883,602
Net income (loss)					(639,557)	(639,557)
December 31, 2020 at Mar. 31, 2020	$ 413	$ 114,975	8,182,767		(12,841,456)	(4,543,301)
Balance, shares at Mar. 31, 2020	4,127,776	1,149,756,152
Balance - December 31, 2019 at Dec. 31, 2019	$ 413	$ 77,088	8,099,346	247,707	(12,201,899)	(3,777,345)
Balance, shares at Dec. 31, 2019	4,127,776	770,883,602
Net income (loss)						(7,372,653)
December 31, 2020 at Sep. 30, 2020	$ 413	$ 120,775	8,378,367		(19,574,552)	(11,074,997)
Balance, shares at Sep. 30, 2020	4,127,776	1,207,756,152
Balance - December 31, 2019 at Dec. 31, 2019	$ 413	$ 77,088	8,099,346	247,707	(12,201,899)	(3,777,345)
Balance, shares at Dec. 31, 2019	4,127,776	770,883,602
Net income (loss)					(4,553,777)	(4,553,777)
To reclassify shares to be issued to a liability				(247,707)		(247,707)
Conversion of notes payable to common shares		$ 42,257	277,817			320,074
Conversion of notes payable to common shares, shares		422,572,017
Shares issued to pay interest expense		$ 1,754	9,330			11,084
Shares issued to pay interest expense, shares		17,539,543
Shares issued for services		$ 50	100			150
Shares issued for services, shares		500,000
December 31, 2020 at Dec. 31, 2020	$ 413	$ 121,149	8,386,593		(16,755,676)	(8,247,521)
Balance, shares at Dec. 31, 2020	4,127,776	1,211,495,162
Balance - December 31, 2019 at Jun. 30, 2020	$ 413	$ 114,975	8,182,767		(12,700,321)	(4,402,166)
Balance, shares at Jun. 30, 2020	4,127,776	1,149,756,152
Net income (loss)					(6,874,231)	(6,874,231)
December 31, 2020 at Sep. 30, 2020	$ 413	$ 120,775	8,378,367		(19,574,552)	(11,074,997)
Balance, shares at Sep. 30, 2020	4,127,776	1,207,756,152
Balance - December 31, 2019 at Dec. 31, 2020	$ 413	$ 121,149	8,386,593		(16,755,676)	(8,247,521)
Balance, shares at Dec. 31, 2020	4,127,776	1,211,495,162
Net income (loss)						3,350,043
December 31, 2020 at Sep. 30, 2021	$ 425	$ 137,275	10,548,671		(13,405,633)	(2,719,262)
Balance, shares at Sep. 30, 2021	4,250,579	1,372,757,161
Balance - December 31, 2019 at Mar. 31, 2021	$ 413	$ 121,149	8,498,358		(14,764,575)	(6,144,656)
Balance, shares at Mar. 31, 2021	4,127,776	1,211,495,162
Net income (loss)					1,724,104	1,724,104
December 31, 2020 at Jun. 30, 2021	$ 425	$ 128,669	9,772,348		(13,040,472)	(3,139,030)
Balance, shares at Jun. 30, 2021	4,250,579	1,286,690,336
Net income (loss)					(365,161)	(365,161)
December 31, 2020 at Sep. 30, 2021	$ 425	$ 137,275	$ 10,548,671		$ (13,405,633)	$ (2,719,262)
Balance, shares at Sep. 30, 2021	4,250,579	1,372,757,161